---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0578

                                                     Expires: February 28, 2006

                                                     Estimated average burden
                                                     hours per response: 20.00
                                                     ---------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07148
                                   ----------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 West Maple Road          Bloomfield Hills, Michigan             48301
--------------------------------------------------------------------------------
           (Address of principal executive offices)                  (Zip code)

                               George P. Schwartz

 Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                     ----------------------

Date of fiscal year end:         December 31, 2005
                          ---------------------------------------

Date of reporting period:       September 30, 2005
                          ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHWARTZ VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS -- 89.3%                               MARKET VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 4.8%
     10,000  American Science & Engineering, Inc. *                $   655,900
     25,000  Applied Signal Technology, Inc.                           477,000
      5,000  Engineered Support Systems, Inc.                          205,200
      7,500  General Dynamics Corporation                              896,625
      7,500  Harris Corporation                                        313,500
      5,000  Rockwell Collins, Inc.                                    241,600
    150,000  TVI Corporation *                                         600,000
                                                                   -----------
                                                                     3,389,825
                                                                   -----------
             APPAREL & TEXTILES -- 3.7%
     10,000  Jones Apparel Group, Inc.                                 285,000
      5,000  K-Swiss, Inc. - Class A                                   147,850
     27,000  Mohawk Industries, Inc. *                               2,166,750
                                                                   -----------
                                                                     2,599,600
                                                                   -----------
             BUILDING MATERIALS & CONSTRUCTION -- 1.3%
     20,000  Pulte Homes, Inc.                                         858,400
      1,000  Ryland Group, Inc.                                         68,420
                                                                   -----------
                                                                       926,820
                                                                   -----------
             BUSINESS & INDUSTRIAL PRODUCTS -- 3.7%
     10,000  Diebold, Inc.                                             344,600
      4,000  Genuine Parts Company                                     171,600
     55,000  Mine Safety Appliances Company                          2,128,500
                                                                   -----------
                                                                     2,644,700
                                                                   -----------
             BUSINESS SERVICES -- 12.8%
    200,000  Fargo Electronics, Inc. *                               3,494,000
     75,000  First Data Corporation                                  3,000,000
      1,000  Kronos, Inc. *                                             44,640
     82,878  Neogen Corporation *                                    1,491,804
     80,000  Superior Uniform Group, Inc.                            1,032,000
                                                                   -----------
                                                                     9,062,444
                                                                   -----------
             COMMUNICATION EQUIPMENT & SERVICES -- 0.1%
      5,000  Universal Electronics, Inc. *                              86,450
                                                                   -----------

             COMPUTER EQUIPMENT & SERVICES -- 2.6%
     30,000  Lexmark International, Inc. *                           1,831,500
                                                                   -----------

             CONSUMER PRODUCTS -- DURABLES -- 6.3%
    135,000  Craftmade International, Inc.                           2,425,950
      2,500  Ethan Allen Interiors, Inc.                                78,375
      5,000  Harley-Davidson, Inc.                                     242,200
     85,000  Leggett & Platt, Inc.                                   1,717,000
                                                                   -----------
                                                                     4,463,525
                                                                   -----------
             CONSUMER PRODUCTS -- NONDURABLES -- 8.1%
      1,175  ACCO Brands Corporation *                                  33,159
      7,500  Chattem, Inc. *                                           266,250
      3,000  Coach, Inc. *                                              94,080
      5,000  Fortune Brands, Inc.                                      406,650
    150,000  Lifetime Brands, Inc.                                   4,026,000
      8,486  Velcro Industries N.V                                     113,742
     40,000  Weyco Group, Inc.                                         780,000
                                                                   -----------
                                                                     5,719,881
                                                                   -----------

SCHWARTZ VALUE FUND

================================================================================
   SHARES    COMMON STOCKS -- 89.3% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

             EDUCATION -- 0.6%
     32,500  Nobel Learning Communities, Inc. *                    $   304,200
      1,000  Strayer Education, Inc.                                    94,520
                                                                   -----------
                                                                       398,720
                                                                   -----------
             ELECTRONICS -- 1.4%
     15,000  Gentex Corporation                                        261,000
     70,081  Sparton Corporation                                       700,810
                                                                   -----------
                                                                       961,810
                                                                   -----------
             ENERGY & MINING -- 6.1%
     45,000  Core Laboratories N.V. *                                1,451,700
      1,000  Diamond Offshore Drilling, Inc.                            61,250
    175,000  Input/Output, Inc. *                                    1,396,500
      5,000  Patterson-UTI Energy, Inc.                                180,400
     15,000  Pioneer Natural Resources Company                         823,800
      3,000  Transocean, Inc. *                                        183,930
      5,000  XTO Energy, Inc.                                          226,600
                                                                   -----------
                                                                     4,324,180
                                                                   -----------
             FINANCE -- BANKS & THRIFTS -- 0.0%
         30  CSB Bancorp, Inc.                                          12,000
                                                                   -----------

             FINANCE -- INSURANCE -- 3.3%
    113,300  Meadowbrook Insurance Group, Inc. *                       634,480
    182,700  Unico American Corporation *                            1,675,359
                                                                   -----------
                                                                     2,309,839
                                                                   -----------
             FINANCE -- MISCELLANEOUS -- 4.0%
     12,000  Student Loan Corporation (The)                          2,842,560
                                                                   -----------

             HEALTHCARE -- 7.6%
     10,000  Henry Schein, Inc. *                                      426,200
     20,000  Lincare Holdings, Inc. *                                  821,000
     15,000  Manor Care, Inc.                                          576,150
     75,000  National Dentex Corporation *                           1,545,000
     10,000  STERIS Corporation                                        237,900
     15,000  Waters Corporation *                                      624,000
     30,000  Young Innovations, Inc.                                 1,135,800
                                                                   -----------
                                                                     5,366,050
                                                                   -----------
             HOLDING COMPANIES -- 1.2%
     25,000  PICO Holdings, Inc. *                                     878,500
                                                                   -----------

             INDUSTRIAL PRODUCTS & SERVICES -- 7.9%
     40,000  American Pacific Corporation *                            236,640
     12,500  Balchem Corporation                                       344,375
     10,000  Dover Corporation                                         407,900
     15,000  Graco, Inc.                                               514,200
     25,000  Maritrans, Inc.                                           800,000
     50,000  Simpson Manufacturing Company, Inc.                     1,957,000
     24,754  Strattec Security Corporation *                         1,283,495
                                                                   -----------
                                                                     5,543,610
                                                                   -----------

SCHWARTZ VALUE FUND

================================================================================
   SHARES    COMMON STOCKS -- 89.3% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

             LEISURE & ENTERTAINMENT -- 2.4%
     10,000  Polaris Industries, Inc.                              $   495,500
     35,000  RC2 Corporation *                                       1,181,600
                                                                   -----------
                                                                     1,677,100
                                                                   -----------
             MISCELLANEOUS -- 0.4%
      7,500  Matthews International Corporation                        283,425
                                                                   -----------

             PRINTING & PUBLISHING -- 1.3%
      5,000  Courier Corporation                                       187,000
     20,000  ProQuest Company *                                        724,000
                                                                   -----------
                                                                       911,000
                                                                   -----------
             REAL ESTATE -- 0.5%
     16,499  I. Gordon Realty Corporation *                            329,980
                                                                   -----------

             RETAIL -- 4.0%
     15,000  Christopher & Banks Corporation                           208,050
     75,000  Dollar Tree Stores, Inc. *                              1,623,750
     10,000  Home Depot, Inc.                                          381,400
     20,000  Ross Stores, Inc.                                         474,000
      3,000  Tractor Supply Company *                                  136,950
                                                                   -----------
                                                                     2,824,150
                                                                   -----------
             TRANSPORTATION -- 4.3%
     90,000  Thor Industries, Inc.                                   3,060,000
                                                                   -----------

             UTILITIES -- 0.9%
    100,000  SEMCO Energy, Inc. *                                      659,000
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $50,969,032)                $63,106,669
                                                                   -----------

================================================================================
  SHARES     OPEN-END FUNDS -- 0.0%                               MARKET VALUE
--------------------------------------------------------------------------------
         41  Sequoia Fund (Cost $5,174)                            $     6,159
                                                                   -----------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 10.9%                   MARKET VALUE
--------------------------------------------------------------------------------

$ 7,697,073  US Bank N.A., 2.75%, dated 09/30/05, due 10/03/05
               repurchase proceeds: $7,698,837 (Cost $7,697,073)   $ 7,697,073
                                                                   -----------

             TOTAL INVESTMENTS -- 100.2% (Cost $58,671,279)        $70,809,901

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)          (176,679)
                                                                   -----------

             NET ASSETS -- 100.0%                                  $70,633,222
                                                                   ===========


 * Non-income producing security.

(1)  Repurchase   agreements   are  fully   collaterized   by  U.S.   Government
     obligations.

See accompanying notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The securities of the Schwartz Value Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2005:

         Cost of portfolio of investments       $58,778,285
                                                ===========

         Gross unrealized appreciation          $13,888,368
         Gross unrealized depreciation           (1,856,752)
                                                -----------

         Net unrealized appreciation            $12,031,616
                                                ===========

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
  SHARES     COMMON STOCKS -- 87.3%                               MARKET VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 6.2%
     25,000  American Science & Engineering, Inc. *                $ 1,639,750
     80,000  Applied Signal Technology, Inc.                         1,526,400
     75,000  General Dynamics Corporation                            8,966,250
     30,000  Harris Corporation                                      1,254,000
    375,000  TVI Corporation *                                       1,500,000
                                                                   -----------
                                                                    14,886,400
                                                                   -----------
             APPAREL & TEXTILES -- 3.6%
    100,000  Jones Apparel Group, Inc.                               2,850,000
     70,000  Mohawk Industries, Inc. *                               5,617,500
                                                                   -----------
                                                                     8,467,500
                                                                   -----------
             BUILDING MATERIALS & CONSTRUCTION -- 0.9%
     50,000  Pulte Homes, Inc.                                       2,146,000
                                                                   -----------

             BUSINESS SERVICES -- 5.0%
     50,000  Automatic Data Processing, Inc.                         2,152,000
    425,000  Fargo Electronics, Inc. *                               7,424,750
    130,000  Neogen Corporation *                                    2,340,000
                                                                   -----------
                                                                    11,916,750
                                                                   -----------
             COMMUNICATION EQUIPMENT & SERVICES -- 1.6%
     30,000  Alltel Corporation                                      1,953,300
     50,000  CenturyTel, Inc.                                        1,749,000
                                                                   -----------
                                                                     3,702,300
                                                                   -----------
             CONSUMER PRODUCTS - DURABLES -- 5.1%
     10,000  Brunswick Corporation                                     377,300
    307,000  Craftmade International, Inc.                           5,516,790
     50,000  Harley-Davidson, Inc.                                   2,422,000
    185,000  Leggett & Platt, Inc.                                   3,737,000
                                                                   -----------
                                                                    12,053,090
                                                                   -----------
             CONSUMER PRODUCTS - NONDURABLES -- 5.5%
      4,700  ACCO Brands Corporation *                                 132,634
     65,000  Chattem, Inc. *                                         2,307,500
      4,000  Coach, Inc. *                                             125,440
     20,000  Fortune Brands, Inc.                                    1,626,600
    330,000  Lifetime Brands, Inc.                                   8,857,200
                                                                   -----------
                                                                    13,049,374
                                                                   -----------
             ELECTRONICS -- 1.7%
    150,000  Gentex Corporation                                      2,610,000
    152,902  Sparton Corporation                                     1,529,020
                                                                   -----------
                                                                     4,139,020
                                                                   -----------

AVE MARIA CATHOLIC VALUES FUND

================================================================================
   SHARES    COMMON STOCKS -- 87.3% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

             ENERGY & MINING -- 10.9%
     25,000  Anadarko Petroleum Corporation                        $ 2,393,750
    100,000  Core Laboratories N.V. *                                3,226,000
      5,000  Diamond Offshore Drilling, Inc.                           306,250
     95,000  Exxon Mobil Corporation                                 6,036,300
    650,000  Input/Output, Inc. *                                    5,187,000
     20,000  Patterson-UTI Energy, Inc.                                721,600
     20,000  Pioneer Natural Resources Company                       1,098,400
     55,000  Transocean, Inc. *                                      3,372,050
     80,000  XTO Energy, Inc.                                        3,625,600
                                                                   -----------
                                                                    25,966,950
                                                                   -----------
             ENVIRONMENTAL SERVICES -- 0.5%
     50,000  Layne Christensen Company *                             1,177,500
                                                                   -----------

             FINANCE - BANKS & THRIFTS -- 2.9%
     35,000  BB&T Corporation                                        1,366,750
    200,000  North Fork Bancorporation, Inc.                         5,100,000
     20,000  Synovus Financial Corporation                             554,400
                                                                   -----------
                                                                     7,021,150
                                                                   -----------
             FINANCE - INSURANCE -- 5.2%
     70,000  American International Group, Inc.                      4,337,200
     50,000  Everest Re Group Ltd.                                   4,895,000
    104,100  Meadowbrook Insurance Group, Inc. *                       582,960
    282,945  Unico American Corporation *                            2,594,606
                                                                   -----------
                                                                    12,409,766
                                                                   -----------
             FINANCE - MISCELLANEOUS -- 2.8%
     28,500  Student Loan Corporation (The)                          6,751,080
                                                                   -----------

             HEALTHCARE -- 9.2%
     35,000  Beckman Coulter, Inc.                                   1,889,300
     83,000  Lincare Holdings, Inc. *                                3,407,150
    135,000  Manor Care, Inc.                                        5,185,350
    300,000  Mylan Laboratories, Inc.                                5,778,000
    155,000  STERIS Corporation                                      3,687,450
     50,000  Waters Corporation *                                    2,080,000
                                                                   -----------
                                                                    22,027,250
                                                                   -----------

AVE MARIA CATHOLIC VALUES FUND

================================================================================
   SHARES    COMMON STOCKS -- 87.3% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

             INDUSTRIAL PRODUCTS & SERVICES -- 13.9%
     70,000  3M Company                                            $ 5,135,200
     55,000  Balchem Corporation                                     1,515,250
     80,000  Caterpillar, Inc.                                       4,700,000
     50,000  Diebold, Inc.                                           1,723,000
     10,000  Dover Corporation                                         407,900
     50,000  Genuine Parts Company                                   2,145,000
     95,000  Graco, Inc.                                             3,256,600
    140,000  Mine Safety Appliances Company                          5,418,000
    100,000  Simpson Manufacturing Company, Inc.                     3,914,000
     20,000  Stericycle, Inc. *                                      1,143,000
     20,000  Teleflex, Inc.                                          1,410,000
     60,000  Zebra Technologies Corporation *                        2,345,400
                                                                   -----------
                                                                    33,113,350
                                                                   -----------
             LEISURE & ENTERTAINMENT -- 1.2%
     50,000  Polaris Industries, Inc.                                2,477,500
     10,000  RC2 Corporation *                                         337,600
                                                                   -----------
                                                                     2,815,100
                                                                   -----------
             PRINTING & PUBLISHING -- 1.3%
      5,000  Courier Corporation                                       187,000
     80,000  ProQuest Company *                                      2,896,000
                                                                   -----------
                                                                     3,083,000
                                                                   -----------
             REAL ESTATE -- 0.9%
     25,000  Duke Realty Corporation                                   847,000
     50,000  Health Care Property Investors, Inc.                    1,349,500
                                                                   -----------
                                                                     2,196,500
                                                                   -----------
             RETAIL -- 5.0%
    150,000  Christopher & Banks Corporation                         2,080,500
    300,000  Dollar Tree Stores, Inc. *                              6,495,000
      7,500  Hibbett Sporting Goods, Inc. *                            166,875
    125,000  Ross Stores, Inc.                                       2,962,500
      4,000  Tractor Supply Company *                                  182,600
                                                                   -----------
                                                                    11,887,475
                                                                   -----------
             TRANSPORTATION -- 3.1%
    220,000  Thor Industries, Inc.                                   7,480,000
                                                                   -----------

             UTILITIES -- 0.8%
    275,000  SEMCO Energy, Inc. *                                    1,812,250
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $172,096,335)              $208,101,805
                                                                   -----------

AVE MARIA CATHOLIC VALUES FUND

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 12.8%                   MARKET VALUE
--------------------------------------------------------------------------------

$30,370,519  US Bank N.A., 2.750%, dated 09/30/05, due 10/03/05 repurchase proceeds: $30,377,479 (Cost $30,370,519) $30,370,519
                                                                   -----------

             TOTAL INVESTMENTS -- 100.1% (Cost $202,466,854)      $238,472,324

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)          (173,573)
                                                                   -----------

             NET ASSETS -- 100.0%                                 $238,298,751
                                                                   ===========


* Non-income producing security.

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS -- 99.6%                               MARKET VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 6.6%
     24,200  Alliant Techsystems, Inc. *                           $ 1,806,530
     16,300  General Dynamics Corporation                            1,948,665
                                                                   -----------
                                                                     3,755,195
                                                                   -----------
             BUSINESS SERVICES -- 3.7%
     59,500  FactSet Research Systems, Inc.                          2,096,780
                                                                   -----------

             CONSUMER PRODUCTS - DURABLES -- 4.3%
     32,500  Harley-Davidson, Inc.                                   1,574,300
     23,500  Toro Company                                              863,860
                                                                   -----------
                                                                     2,438,160
                                                                   -----------
             CONSUMER PRODUCTS - NONDURABLES -- 1.5%
     10,600  Black & Decker Corporation                                870,154
                                                                   -----------

             ELECTRONICS -- 3.0%
     25,200  Garmin Ltd.                                             1,709,316
                                                                   -----------

             ENERGY & MINING -- 3.4%
     22,900  Occidental Petroleum Corporation                        1,956,347
                                                                   -----------

             FINANCE - BANKS & THRIFTS -- 6.5%
     56,200  National City Corporation                               1,879,328
     71,950  North Fork Bancorporation, Inc.                         1,834,725
                                                                   -----------
                                                                     3,714,053
                                                                   -----------
             FINANCE - INSURANCE -- 6.3%
     50,400  Arthur J. Gallagher & Company                           1,452,024
     43,200  Brown & Brown, Inc.                                     2,146,608
                                                                   -----------
                                                                     3,598,632
                                                                   -----------
             FINANCE - MISCELLANEOUS -- 3.3%
     49,900  SEI Investments Company                                 1,875,242
                                                                   -----------

             FOOD & TOBACCO -- 7.0%
     45,200  Kellogg Company                                         2,085,076
     58,600  McCormick & Company, Inc.                               1,912,118
                                                                   -----------
                                                                     3,997,194
                                                                   -----------

AVE MARIA GROWTH FUND

================================================================================
   SHARES    COMMON STOCKS -- 99.6% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

             HEALTHCARE -- 15.4%
     27,800  Beckman Coulter, Inc.                                 $ 1,500,644
     55,400  Biomet, Inc.                                            1,922,934
     30,100  C. R. Bard, Inc.                                        1,987,503
     41,800  Patterson Companies, Inc. *                             1,673,254
     40,400  Waters Corporation *                                    1,680,640
                                                                   -----------
                                                                     8,764,975
                                                                   -----------
             INDUSTRIAL PRODUCTS & SERVICES -- 24.5%
     39,200  AMETEK, Inc.                                            1,684,424
     68,200  CLARCOR, Inc.                                           1,958,704
     61,400  Donaldson Company, Inc.                                 1,874,542
     28,600  Expeditors International of Washington, Inc.            1,623,908
     50,300  Franklin Electrical Company, Inc.                       2,081,917
     53,050  Graco, Inc.                                             1,818,554
      7,700  ITT Industries, Inc.                                      874,720
     33,200  Johnson Controls, Inc.                                  2,060,060
                                                                   -----------
                                                                    13,976,829
                                                                   -----------
             LEISURE & ENTERTAINMENT -- 2.0%
     23,400  Polaris Industries, Inc.                                1,159,470
                                                                   -----------

             RETAIL -- 7.1%
     43,300  Bed Bath & Beyond, Inc. *                               1,739,794
     73,500  Christopher & Banks Corporation                         1,019,445
     54,100  Ross Stores, Inc.                                       1,282,170
                                                                   -----------
                                                                     4,041,409
                                                                   -----------
             TECHNOLOGY - 3.4%
     37,700  Mettler-Toledo International, Inc. *                    1,921,946
                                                                   -----------

             TRANSPORTATION -- 1.6%
     23,500  Landstar System, Inc.                                     940,705
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $53,482,143)                $56,816,407
                                                                   -----------

AVE MARIA GROWTH FUND

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) --  2.8%                   MARKET VALUE
--------------------------------------------------------------------------------

$ 1,576,586  US Bank N.A., 2.750%, dated 09/30/05, due 10/03/05
               repurchase proceeds: $1,576,947 (Cost $1,576,586)   $ 1,576,586
                                                                   -----------

             TOTAL INVESTMENTS -- 102.4% (Cost $55,058,729)        $58,392,993

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4%)        (1,374,687)
                                                                   -----------

             NET ASSETS -- 100.0%                                  $57,018,306
                                                                   ===========


* Non-income producing security.

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS -- 92.9%                               MARKET VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 1.8%
      3,000  General Dynamics Corporation                          $   358,650
                                                                   -----------

             APPAREL & TEXTILES -- 0.4%
      1,000  Mohawk Industries, Inc. *                                  80,250
                                                                   -----------

             BUILDING MATERIALS & CONSTRUCTION -- 4.3%
     10,000  Masco Corporation                                         306,800
     30,000  RPM International, Inc.                                   552,000
                                                                   -----------
                                                                       858,800
                                                                   -----------
             BUSINESS SERVICES -- 2.6%
     12,000  Automatic Data Processing, Inc.                           516,480
                                                                   -----------

             COMMUNICATION EQUIPMENT & SERVICES -- 2.3%
      7,000  Alltel Corporation                                        455,770
                                                                   -----------

             CONSUMER PRODUCTS - DURABLES -- 9.2%
     10,000  Furniture Brands International, Inc.                      180,300
     10,000  Harley-Davidson, Inc.                                     484,400
     30,000  Leggett & Platt, Inc.                                     606,000
     25,000  Newell Rubbermaid, Inc.                                   566,250
                                                                   -----------
                                                                     1,836,950
                                                                   -----------
             CONSUMER PRODUCTS - NONDURABLES -- 2.6%
     12,000  Sherwin-Williams Company                                  528,840
                                                                   -----------

             ENERGY & MINING -- 2.7%
      8,500  Exxon Mobil Corporation                                   540,090
                                                                   -----------

             FINANCE - BANKS & THRIFTS -- 10.6%
     14,000  BB&T Corporation                                          546,700
     25,000  North Fork Bancorporation, Inc.                           637,500
     15,000  Synovus Financial Corporation                             415,800
     15,000  United Bankshares, Inc.                                   524,250
                                                                   -----------
                                                                     2,124,250
                                                                   -----------
             FINANCE - INSURANCE -- 3.6%
     25,000  Arthur J. Gallagher & Company                             720,250
                                                                   -----------

             FINANCE - MISCELLANEOUS -- 3.0%
      2,500  Student Loan Corporation (The)                            592,200
                                                                   -----------

AVE MARIA RISING DIVIDEND FUND

================================================================================
   SHARES    COMMON STOCKS -- 92.9% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

             HEALTHCARE -- 2.9%
      5,000  Hillenbrand Industries, Inc.                          $   235,250
      9,000  Manor Care, Inc.                                          345,690
                                                                   -----------
                                                                       580,940
                                                                   -----------
             INDUSTRIAL PRODUCTS & SERVICES -- 30.9%
      9,000  3M Company                                                660,240
     10,000  Caterpillar, Inc.                                         587,500
     15,000  Diebold, Inc.                                             516,900
     14,000  Dover Corporation                                         571,060
     10,000  Emerson Electric Company                                  718,000
     10,000  Genuine Parts Company                                     429,000
     15,000  Graco, Inc.                                               514,200
     10,000  Johnson Controls, Inc.                                    620,500
     14,000  Mine Safety Appliances Company                            541,800
     12,000  Stanley Works (The)                                       560,160
      6,500  Teleflex, Inc.                                            458,250
                                                                   -----------
                                                                     6,177,610
                                                                   -----------
             LEISURE & ENTERTAINMENT -- 3.1%
     12,500  Polaris Industries, Inc.                                  619,375
                                                                   -----------

             RETAIL -- 2.6%
     22,000  Ross Stores, Inc.                                         521,400
                                                                   -----------

             TRANSPORTATION -- 4.2%
     25,000  Thor Industries, Inc.                                     850,000
                                                                   -----------

             UTILITIES -- 6.1%
     12,000  Exelon Corporation                                        641,280
     12,000  FPL Group, Inc.                                           571,200
                                                                   -----------
                                                                    1,212,480
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $18,175,680)                $18,574,335
                                                                   -----------

AVE MARIA RISING DIVIDEND FUND

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 5.7%                    MARKET VALUE
--------------------------------------------------------------------------------

$ 1,141,893  US Bank N.A., 2.750%, dated 09/30/05, due 10/03/05
               repurchase proceeds: $1,142,155 (Cost $1,141,893)   $ 1,141,893
                                                                   -----------

             TOTAL INVESTMENTS -- 98.6% (Cost $19,317,573)         $19,716,228

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%             279,966
                                                                   -----------

             NET ASSETS -- 100.0%                                  $19,996,194
                                                                   ===========


* Non-income producing security.

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
 PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 60.5%      MARKET VALUE
--------------------------------------------------------------------------------

             U.S. TREASURIES -- 53.5%
$ 2,000,000  U.S. Treasury Note, 2.875%, due 11/30/06              $ 1,971,328
  5,500,000  U.S. Treasury Note, 3.375%, due 02/28/07                5,439,841
  3,500,000  U.S. Treasury Note, 3.750%, due 03/31/07                3,477,579
  3,000,000  U.S. Treasury Note, 3.000%, due 11/15/07                2,929,686
  1,000,000  U.S. Treasury Note, 3.000%, due 02/15/08                  973,555
  2,000,000  U.S. Treasury Note, 3.375%, due 02/15/08                1,963,906
  4,000,000  U.S. Treasury Note, 2.625%, due 05/15/08                3,846,564
  5,000,000  U.S. Treasury Note, 3.750%, due 05/15/08                4,946,485
  1,191,280  U.S. Treasury Inflation-Protection Note, 3.875%,
               due 01/15/09                                          1,292,353
  1,000,000  U.S. Treasury Note, 3.000%, due 02/15/09                  962,344
  3,500,000  U.S. Treasury Note, 3.375%, due 10/15/09                3,391,857
  2,000,000  U.S. Treasury Note, 4.000%, due 11/15/12                1,967,422
  1,000,000  U.S. Treasury Note, 4.000%, due 02/15/14                  977,344
                                                                   -----------
                                                                    34,140,264
                                                                   -----------
             U.S. GOVERNMENT AGENCIES -- 7.0%
  1,000,000  Federal Farm Credit Bank, 4.480%, due 08/24/12            994,163
  1,000,000  Federal Farm Credit Bank, 4.600%, due 12/27/12          1,000,417
    500,000  Federal Home Loan Bank, 3.375%, due 07/21/08              484,666
  1,000,000  Federal Home Loan Bank, 5.477%, due 01/28/09            1,027,270
  1,000,000  Federal Home Loan Bank, 4.375%, due 02/04/10              987,673
                                                                   -----------
                                                                     4,494,189
                                                                   -----------
             TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS (Cost $39,255,816)               $38,634,453
                                                                   -----------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 17.5%                             MARKET VALUE
--------------------------------------------------------------------------------

             FINANCE -- 6.4%
$ 1,000,000  Caterpillar Financial Services Corporation,
               2.650%, due 01/30/06                                $   994,986
  1,000,000  Caterpillar Financial Services Corporation,
               4.750%, due 02/17/15                                    985,225
  1,000,000  Marshall & Ilsley Bank, 5.250%, due 09/04/12            1,013,777
  1,000,000  Regions Financial Corporation, 7.000%, due 03/01/11     1,100,409
                                                                   -----------
                                                                     4,094,397
                                                                   -----------
             INDUSTRIALS -- 8.0%
  1,000,000  Alcoa, Inc., 6.000%, due 01/15/12                       1,058,097
  1,010,000  Dover Corporation, 6.250%, due 06/01/08                 1,053,712
  1,000,000  Harley-Davidson, Inc., 3.625%, due 12/15/08               969,460
  1,000,000  Masco Corporation, 4.800%, due 06/15/15                   967,544
  1,000,000  United Technologies Corporation, 6.350%, due 03/01/11   1,074,656
                                                                   -----------
                                                                     5,123,469
                                                                   -----------

AVE MARIA BOND FUND

================================================================================
 PAR VALUE   CORPORATE BONDS -- 17.5% (CONTINUED)                 MARKET VALUE
--------------------------------------------------------------------------------

             UTILITIES -- 3.1%
$ 1,000,000  Alabama Power Company, 3.125%, due 05/01/08           $   963,898
  1,000,000  National Rural Utilities Cooperative Finance
               Corporation, 6.000%, due 05/15/06                     1,009,578
                                                                   -----------
                                                                     1,973,476
                                                                   -----------

             TOTAL CORPORATE BONDS (Cost $11,342,682)              $11,191,342
                                                                   -----------

================================================================================
   SHARES    COMMON STOCKS -- 16.0%                               MARKET VALUE
--------------------------------------------------------------------------------

             BUSINESS MATERIALS & CONSTRUCTION -- 0.9%
     30,000  RPM International, Inc.                               $   552,000
                                                                   -----------

             COMMUNICATION EQUIPMENT & SERVICES -- 1.0%
     10,000  Alltel Corporation                                        651,100
                                                                   -----------

             CONSUMER PRODUCTS - DURABLES -- 1.7%
     24,000  Leggett & Platt, Inc.                                     484,800
     27,000  Newell Rubbermaid, Inc.                                   611,550
                                                                   -----------
                                                                     1,096,350
                                                                   -----------
             ENERGY AND MINING -- 1.8%
     10,000  Exxon Mobil Corporation                                   635,400
     15,000  National Fuel Gas Company                                 513,000
                                                                   -----------
                                                                     1,148,400
                                                                   -----------
             FINANCE - BANKS & THRIFTS -- 3.2%
     15,000  BB&T Corporation                                          585,750
     15,000  Huntington Bancshares, Inc.                               337,050
     15,000  National City Corporation                                 501,600
     24,000  North Fork Bancorporation, Inc.                           612,000
                                                                   -----------
                                                                     2,036,400
                                                                   -----------
             FINANCE - INSURANCE -- 1.0%
     22,000  Arthur J. Gallagher & Company                             633,820
                                                                   -----------

             HEALTHCARE -- 0.8%
     10,000  Landauer, Inc.                                            490,000
                                                                   -----------

             INDUSTRIAL PRODUCTS & SERVICES -- 0.5%
      7,500  Genuine Parts Company                                     321,750
                                                                   -----------

             REAL ESTATE -- 1.1%
     12,000  Duke Realty Corporation                                   406,560
     10,000  Washington Real Estate Investment Trust                   311,100
                                                                   -----------
                                                                       717,660
                                                                   -----------

AVE MARIA BOND FUND

================================================================================
   SHARES    COMMON STOCKS -- 16.0% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

             UTILITIES -- 4.0%
     15,000  Exelon Corporation                                    $   801,600
     15,000  FPL Group, Inc.                                           714,000
     12,000  Pinnacle West Capital Corporation                         528,960
     15,000  Southern Company (The)                                    536,400
                                                                   -----------
                                                                     2,580,960
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $9,163,875)                 $10,228,440
                                                                   -----------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 3.9%                    MARKET VALUE
--------------------------------------------------------------------------------

$ 2,482,960  US Bank N.A., 2.750%, dated 09/30/05, due 10/03/05
               repurchase proceeds: $2,483,529 (Cost $2,482,960)   $ 2,482,960
                                                                   -----------

             TOTAL INVESTMENTS -- 97.9% (Cost $62,245,333)         $62,537,195

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.1%           1,318,986
                                                                   -----------

             NET ASSETS -- 100.0%                                  $63,856,181
                                                                   ===========

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

1. SECURITIES VALUATION

Securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2005:

                                      Ave Maria
                                       Catholic           Ave Maria        Ave Maria Rising        Ave Maria Bond
                                     Values Fund         Growth Fund         Dividend Fund              Fund

Cost of portfolio investments        $ 203,038,139      $   55,058,729      $     19,317,573      $      62,245,333
                                    ===============    ================    ==================    ===================

Gross unrealized appreciation        $  40,548,297      $    5,599,959      $      1,112,600      $       1,317,110

Gross unrealized depreciation           (5,114,112)         (2,265,695)             (713,945)            (1,025,248)
                                    ---------------    ----------------    ------------------    -------------------

Net unrealized appreciation          $  35,434,185      $    3,334,264      $        398,655      $         291,862
                                    ===============    ================    ==================    ===================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Schwartz Investment Trust
             ----------------------------------------------------


By (Signature and Title)*    /s/ George P. Schwartz
                           ------------------------------------------------

                           George P. Schwartz, President


Date     November 22, 2005
      -----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ George P. Schwartz
                           ------------------------------------------------

                           George P. Schwartz, President


Date     November 22, 2005
      -----------------------------------





By (Signature and Title)*     /s/ Timothy S. Schwartz
                           ------------------------------------------------

                           Timothy S. Schwartz, Treasurer


Date     November 22, 2005
      -----------------------------------




* Print the name and title of each signing officer under his or her signature.